Long-Lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 784,059	$ 790,753
U S
Schedule Of Geographical Information [Line Items]
Long-lived assets	201,147	202,461
Israel
Schedule Of Geographical Information [Line Items]
Long-lived assets	89,907	92,610
Sweden
Schedule Of Geographical Information [Line Items]
Long-lived assets	492,301	494,895
Rest of World
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 704	$ 787